Transaction Accounting Adjustments	3 Months Ended
Mar. 31, 2024
Change in Accounting Estimate [Abstract]
Transaction Accounting Adjustments
3. Transaction Accounting Adjustments
Adjustments included in the column under the heading “Transaction Accounting Adjustments” are primarily based on information contained in the Acquisition Agreement and other related agreements.
Pro forma adjustments included in the unaudited pro forma condensed combined balance sheets as of March 31, 2024:

(A)	Reclassification of previously deferred acquisition costs which are included in the measurement of the total cost of acquisition pursuant to guidance in ASC 805-50.

(B)	Elimination of historical right-of-use asset balance and lease liabilities due to these being short-term leases as of the acquisition date.

(C)
To reflect relative fair value allocation to the acquired intangible assets. Because the IPR&D asset does not have a future alternative use, the consideration allocated to the IPR&D of $418.8 million is reflected as a one-time
adjustment in accumulated deficit in Note 3(I). As such, the adjustment of $3.0 million relates to the acquired assembled workforce.

(D)	The adjustment to accrued expenses consists of the following:

To record Nuvation Bio’s acquisition-related expenses incurred subsequent to March 31, 2024	$3,145
To record one-time transaction bonus (i)	4,541

Total adjustment	$7,686

(i)
Prior to the Acquisition, AnHeart had entered into a certain employment agreement which provided for a one-time
bonus payment upon consummation of certain transactions, and the bonus became payable upon closing of the Acquisition. Because the employment agreement was entered into before the negotiations for the Acquisition began, the bonus was determined to be primarily for the benefit of pre-closing
AnHeart and would not be recognized as post-combination expense by Nuvation Bio. Accordingly, the bonus is reflected as an increase in liabilities assumed, but excluded from the unaudited pro forma condensed combined statement of operations.

(E)	To record the fair value of Warrant Consideration.

(F)	Elimination of AnHeart’s historical equity balances.

(G)	To record the fair value of Convertible Preferred Stock issued as consideration.

(H)	The adjustment to Class A and Class B common stock consists of the following:

To record the fair value of Class A Common Stock issued as part of merger consideration	$89,297
To record the portion of Assumed Options and RSUs issued to AnHeart award holders attributable to pre-combination service and recognized as part of the purchase consideration	24,818
To record share-based compensation for accelerated awards accounted for as post-combination expense	2,871

Total adjustment	$116,986

(I)	The adjustment to accumulated deficit consists of the following:

Elimination of AnHeart’s historical accumulated deficit	$294,696
Expensing of IPR&D asset due to no alternative future use	(418,755)
To record share-based compensation for accelerated awards accounted for as post-combination expense	(2,871)

Total adjustment	$(126,930)

Pro forma adjustments included in the unaudited pro forma condensed combined statement of operations for three months ended March 31, 2024:

(AA)	The adjustment to research and development expense consists of the following:

Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	$(348)
To record incremental salary expense	129
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	140

Total adjustment	$(79)

(BB)	The adjustment to general and administrative expense consists of the following:

Amortization expense for the acquired intangible assets	$151
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(248)
To record incremental salary expense	55
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	693

Total adjustment	$651

(CC)	As part of the Acquisition, the Company issued to AnHeart securityholders approximately 27,646,255 shares of Class A Common Stock.
Given Nuvation Bio’s and AnHeart’s history of net losses and full valuation allowances, Nuvation Bio management estimated an annual effective income tax rate of 0.0%. Therefore, the pro forma adjustments to the unaudited pro forma condensed combined statements of operations resulted in no additional income tax adjustments.
Pro forma adjustments included in the unaudited pro forma condensed combined statement of operations for the year ended December 31, 2023:

(DD)	As part of the Acquisition the Company expensed the full amount of the acquired in-process research and development asset.

(EE)	The adjustment to research and development expense consists of the following:

Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	$(1,406)
To record incremental salary expense	515
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	3,740

Total adjustment	$2,849

(FF)	The adjustment to general and administrative expense consists of the following:

Amortization expense for the acquired intangible assets	$605
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(510)
To record incremental salary expense	219
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	4,486

Total adjustment	$4,800

(GG)	As part of the Acquisition, the Company issued to AnHeart securityholders approximately 27,646,255 shares of Class A Common Stock.
Given Nuvation Bio’s and AnHeart’s history of net losses and full valuation allowances, Nuvation Bio management estimated an annual effective income tax rate of 0.0%. Therefore, the pro forma adjustments to the unaudited pro forma condensed combined statements of operations resulted in no additional income tax adjustments.